Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 7,695	₩ 6,663	₩ 1,498	₩ 946
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	5,737	4,946
Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	1,380	1,057	888	654
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	310	443	484	165
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	128
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	132	217	₩ 126	₩ 127
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	8
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(13,214)	(10,910)
Accumulated Depreciation | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(5,763)	(3,681)
Accumulated Depreciation | Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(4,694)	(4,614)
Accumulated Depreciation | Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1,728)	(1,541)
Accumulated Depreciation | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1,028)	(1,074)
Accumulated Depreciation | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1)
Acquisition Price
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	20,909	17,573
Acquisition Price | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	11,500	8,627
Acquisition Price | Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	6,074	5,671
Acquisition Price | Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	2,038	1,984
Acquisition Price | Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	128
Acquisition Price | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	1,160	₩ 1,291
Acquisition Price | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 9